UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_|  adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 028-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750


Signature, Place and Date of Signing:

/s/ Richard E. Carlson             Hockessin, DE              May 11, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


List of Other Managers Reporting for this Manager:

     Form 13F File Number            Name

     028-02588                       Klingenstein Fields & Co. LLC
     028-03877                       Fiduciary Trust Co. Intl.
     028-05814                       Baldwin Brothers Inc.
     028-02635                       Gardner, Russo & Gardner
     028-00154                       Ruane, Cunnif & Goldfarb Inc.
     028-01658                       Chieftain Capital Management Inc.
     028-05092                       William, Jones & Associates LLC
     028-03490                       Alex Brown Investment Management LLC
     ---------------------------     ---------------------------------------

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  15

Form 13F Information Table Value Total:  $65,736.89
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                     FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2   COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6     COLUMN 7         COLUMN 8

                              TITLE                   VALUE      SHRS OR  SH/ PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS    CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION   MANAGERS    SOLE     SHARED  NONE
--------------                --------    -----       --------   -------  --- ----   ----------   --------    ----     ------  ----
ABBOTT LABS                   COM         002824100    3,592      73,225  SH         Sole         None         73,225
BANK OF AMERICA CORPORATION   COM         060505104      389      29,200  SH         Sole         None         29,200
BERKSHIRE HATHAWAY INC DEL    CL B NEW    084670702      318       3,800  SH         Sole         None          3,800
BERKSHIRE HATHAWAY INC DEL    CL A        084670108    6,265          50  SH         Sole         None             50
CAMPBELL SOUP CO              COM         134429109    6,522     196,981  SH         Sole         None        196,981
CHEVRON CORP NEW              COM         166764100      573       5,330  SH         Sole         None          5,330
CISCO SYS INC                 COM         17275R102    1,406      82,000  SH         Sole         None         82,000
COCA COLA CO                  COM         191216100      693      10,450  SH         Sole         None         10,450
COMCAST CORP NEW              CL A        20030N101      754      30,510  SH         Sole         None         30,510
EXXON MOBIL CORP              COM         30231G102   16,374     194,633  SH         Sole         None        194,633
GENERAL ELECTRIC CO           COM         369604103    1,504      75,010  SH         Sole         None         75,010
JPMORGAN CHASE & CO           COM         46625H100      304       6,598  SH         Sole         None          6,598
METROPCS COMMUNICATIONS INC   COM         591708102   14,360     884,240  SH         Sole         None        884,240
UNION PAC CORP                COM         907818108      393       4,000  SH         Sole         None          4,000
WELLS FARGO & CO NEW          COM         949746101   12,288     387,527  SH         Sole         None        387,527



SK 01864 0005 1194900